Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Japanese plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2015	¥ 65,636
2016	67,792
2017	67,937
2018	68,954
2019	75,396
From 2020 to 2024	398,032
Total	743,747
Foreign Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2015	15,910
2016	16,998
2017	17,974
2018	19,071
2019	20,825
From 2020 to 2024	124,962
Total	¥ 215,740